Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Right-of-use assets
Right-of-use assets as of December 31, 2023 and 2022 were comprised of the following:

($ millions)	2023	2022
Land	14	15
Buildings	309	347
Machinery & equipment and other assets	31	29
Total right-of-use assets	354	391
Depreciation charges of $91 million, $76 million and $81 million for the years ended December 31, 2023, 2022 and 2021, respectively, are shown in the table below by underlying class of asset:

($ millions)	2023	2022	2021
Land	1	1	1
Buildings	72	58	60
Machinery & equipment and other assets	18	17	20
Total depreciation of right-of-use assets	91	76	81
Lease liabilities
Lease liabilities totaled $406 million as of December 31, 2023, including $71 million in current Lease liabilities and $335 million in non-current Lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2023 and 2022 are as follows:

	Lease liabilities undiscounted
($ millions)	2023	2022
Not later than one year	86	85
Between one and five years	222	226
Later than five years	205	233
Total lease liabilities undiscounted	513	544

	Lease liabilities
($ millions)	2023	2022
Not later than one year	71	71
Between one and five years	178	180
Later than five years	157	179
Total lease liabilities	406	430
Additional disclosures
The following table provides additional disclosures related to Right-of-use assets and Lease liabilities:

($ millions)	2023	2022	2021
Interest expense on lease liabilities	17	15	13
Expense on short-term, low value and variable leases	3	3	7
Total cash outflows for leases	99	87	92
Thereof:
Lease liability payments(1)	79	69	72
Interest payments(2)	17	15	13
Short-term, low value and variable lease payments(2)	3	3	7
(1)     Reported as cash outflows from financing activities net of lease incentives received.
(2)     Included within total net cash flows from operating activities.